Insurance technical provisions and pension plans (Details 4) - Insurance – Vehicle, General, Life, Health and Pension (Risk on Traditional Plans) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the insurance and pension technical provisions
At the beginning of the year	R$ 31,611,733	R$ 27,844,231
(-) DPVAT insurance	(473,579)	(333,699)
Subtotal at beginning of the year	31,138,154	27,510,532
Additions, net of reversals	28,542,623	28,700,765
Payment of redemptions	(27,156,197)	(26,449,844)
Adjustment for inflation and interest	648,898	1,376,701
Partial spin-off of large risk portfolio	(961,513)	0
Subtotal at end of the period	32,211,965	31,138,154
(+) DPVAT insurance	508,098	473,579
At the end of the year	R$ 32,720,063	R$ 31,611,733